Business Combinations (Acquisition of RaidCall, Narrative) (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 24, 2013	Dec. 31, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill					$ 10,257	$ 27,504
Impairment of acquired intangible assets					$ 1,500	$ 4,600	$ 400
RaidCall [Member]
Business Acquisition [Line Items]
Cash consideration			$ 47,627
Goodwill			$ 33,740
Changyou.com Limited [Member] | TalkTalk [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	70.00%		62.50%	62.50%
Cash consideration			$ 47,600	$ 47,600
Cash consideration, paid to Kalends Group for ordinary shares of TalkTalk			27,600	27,600
Cash consideration, injected for newly issued ordinary shares			$ 20,000	$ 20,000
Changyou.com Limited [Member] | RaidCall [Member]
Business Acquisition [Line Items]
Goodwill impairment loss		$ 33,800
Impairment of acquired intangible assets		$ 15,300